Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 34,215	$ 30,847
Capitalized inventory costs and adjustments		4,891	5,387
Allowance for doubtful accounts		2,636	4,096
Self-insurance reserves		1,164	1,701
Capitalized research and development costs		10,026	6,712
Other		6,562	7,678
Net operating loss carryforwards		4,804	4,584
Total deferred tax assets, gross		64,298	61,005
Valuation allowance		(11,554)	(10,468)
Total deferred tax assets		52,744	50,537
Deductible goodwill		(106,221)	(104,026)
Depreciation		(21,798)	(24,973)
Unremitted earnings of domestic affiliates		(6,563)	(5,008)
Other		(4,466)	(4,390)
Total deferred tax liabilities		(139,048)	(138,397)
Net deferred tax liabilities	[1]	$ (86,304)	$ (87,860)

[1]	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.